Item 1. Report to Shareholders

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class
                    6 Months      Year
                       Ended     Ended
                     4/30/04  10/31/03  10/31/02  10/31/01  10/31/00  10/31/99
NET ASSET VALUE

Beginning of
period               $ 10.66   $  8.87   $ 10.65   $ 16.11   $ 16.70   $ 14.39

Investment
activities

  Net investment
  income (loss)         0.06      0.14      0.11      0.29      0.10      0.17

  Net realized
  and unrealized
  gain (loss)           0.91      1.76     (1.56)    (4.48)     0.35      2.71

  Total from
  investment
  activities            0.97      1.90     (1.45)    (4.19)     0.45      2.88

Distributions

  Net investment
  income               (0.13)    (0.11)    (0.30)    (0.09)    (0.13)    (0.22)

  Net realized gain    (0.03)         -    (0.03)    (1.18)    (0.91)    (0.35)

  Total distributions  (0.16)    (0.11)    (0.33)    (1.27)    (1.04)    (0.57)

NET ASSET VALUE

End of period        $ 11.47   $ 10.66   $  8.87   $ 10.65   $ 16.11   $ 16.70
                     ----------------------------------------------------------

Ratios/Supplemental
Data

Total return^          9.17%    21.69%  (14.19)%  (28.17)%     2.28%    20.67%

Ratio of total
expenses to
average net assets     0.92%!    0.95%     0.92%     0.90%     0.84%     0.85%

Ratio of net
investment
income (loss)
to average
net assets             1.01%!    1.39%     0.96%     2.14%     0.55%     1.05%

Portfolio turnover
rate                   32.3%!    25.2%     21.6%     17.4%     38.2%     17.6%

Net assets,
end of period
(in millions)        $ 5,156    $4,874    $4,773    $6,370   $10,458   $10,615


   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class
                          6 Months       Year                          3/31/00
                             Ended      Ended                          Through
                           4/30/04   10/31/03   10/31/02   10/31/01   10/31/00
NET ASSET VALUE

Beginning of period       $  10.63   $   8.86   $  10.66   $  16.12   $  19.12

Investment activities

  Net investment
  income (loss)               0.07       0.12       0.10       0.29       0.02

  Net realized
  and unrealized
  gain (loss)                 0.88       1.76      (1.57)     (4.46)     (3.02)

  Total from investment
  activities                  0.95       1.88      (1.47)     (4.17)     (3.00)

Distributions

  Net investment income      (0.12)     (0.11)     (0.30)     (0.11)         -

  Net realized gain          (0.03)         -      (0.03)     (1.18)         -

  Total distributions        (0.15)     (0.11)     (0.33)     (1.29)         -

NET ASSET VALUE

End of period             $  11.43   $  10.63   $   8.86   $  10.66   $  16.12
                          ----------------------------------------------------

Ratios/Supplemental Data

Total return^                9.00%     21.49%   (14.37)%   (28.06)%   (15.69)%

Ratio of total expenses
to average net assets        1.11%!     1.11%      1.15%      1.05%      0.83%!

Ratio of net investment
income (loss) to average
net assets                   0.92%!     1.28%      0.82%      2.26%      0.63%!

Portfolio turnover rate      32.3%!     25.2%      21.6%      17.4%      38.2%

Net assets, end of
period (in thousands)    $  26,062  $  18,309  $  10,207  $   6,938  $   1,500


   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

R Class
                                      6 Months           Year        9/30/02
                                         Ended          Ended        Through
                                       4/30/04       10/31/03       10/31/02
NET ASSET VALUE

Beginning of period                   $  10.62       $   8.88       $   8.29

Investment activities

  Net investment income (loss)            0.10*          0.13*             -

  Net realized and unrealized
  gain (loss)                             0.83           1.72           0.59

  Total from investment
  activities                              0.93           1.85           0.59

Distributions

  Net investment income                  (0.12)         (0.11)             -

  Net realized gain                      (0.03)             -              -

  Net realized gain                      (0.15)         (0.11)             -

NET ASSET VALUE

End of period                         $  11.40       $  10.62       $   8.88
                                      ---------------------------------------

Ratios/Supplemental Data

Total return^                            8.82%*        21.10%*         7.12%

Ratio of total expenses to
average net assets                       1.40%*!        1.40%*         1.22%!

Ratio of net investment
income (loss) to average
net assets                               0.62%*!        0.82%*       (0.21)%!

Portfolio turnover rate                  32.3%!         25.2%          21.6%

Net assets, end of period
(in thousands)                       $     869      $     216      $     107

   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

   * Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 2/28/06.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Portfolio of Investments (ss.) ++                           Shares        Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

AUSTRALIA   1.7%

Common Stocks   0.9%

BHP Billiton                                             3,851,789       31,655

Coles Myer                                               1,873,000       11,290

                                                                         42,945

Preferred Stocks   0.8%

News Corporation                                         5,036,672       42,786

                                                                         42,786

Total Australia (Cost $66,534)                                           85,731


BELGIUM   0.5%

Common Stocks   0.5%

Dexia                                                      871,820       14,271

Fortis                                                     266,312        5,758

UCB                                                        163,043        6,498

Total Belgium (Cost $12,231)                                             26,527


BRAZIL   0.9%

Common Stocks   0.9%

Companhia de Bebidas ADR (USD)                             559,600       10,498

Grupo Pao de Acucar ADR (USD) *                            221,400        3,941

Petroleo Brasileiro (Petrobras) ADR (USD)                  580,231       14,477

Tele Norte Leste Participacoes ADR (USD)                 1,586,200       18,780

Total Brazil (Cost $46,127)                                              47,696


CANADA   0.2%

Common Stocks   0.2%

Research In Motion (USD) *                                 136,400       11,834

Total Canada (Cost $10,648)                                              11,834


DENMARK   0.7%

Common Stocks   0.7%

Novo Nordisk, Series B                                     735,994       34,886

Total Denmark (Cost $22,727)                                             34,886

FINLAND   1.0%

Common Stocks   1.0%

Nokia                                                    3,823,157       53,526

Total Finland (Cost $5,090)                                              53,526


FRANCE   13.6%

Common Stocks   13.6%

Aventis *                                                  580,825       44,071

AXA                                                      1,474,476       30,764

BNP Paribas                                              1,381,516       82,397

Compagnie de Saint-Gobain                                  627,708       31,465

Credit Agricole                                          1,633,586       40,049

France Telecom *                                         1,662,300       39,803

Groupe Danone                                               44,190        7,384

Hermes                                                     191,346       37,966

L'Oreal                                                    257,285       19,286

Lafarge                                                     62,187        5,146

LVMH                                                       512,225       35,887

Sanofi-Synthelabo                                          920,823       58,243

Schneider Electric                                         565,168       37,896

Societe Generale *                                         155,589       12,889

Societe Television Francaise 1                           1,341,189       41,185

Sodexho Alliance                                           884,799       24,250

Thomson                                                    650,100       12,453

Total, Series B                                            725,407      133,351

Vivendi Universal *                                        394,476        9,837

Total France (Cost $424,266)                                            704,322


GERMANY   2.4%

Common Stocks   2.4%

Allianz *                                                  134,777       14,206

Bayer *                                                    256,332        6,953

Bayerische Hypo-und Vereinsbank *                          603,681       10,418

Celesio                                                    132,839        7,400

Deutsche Bank                                              259,731       21,282

E.On                                                       185,601       12,255

Hypo Real Estate (Spin off shares) *                       392,172       10,664

Rhoen-Klinikum                                             193,854        9,589

SAP                                                        154,770       23,310

Siemens                                                    126,211        9,054

Total Germany (Cost $95,727)                                            125,131


HONG KONG   1.0%

Common Stocks   1.0%

Cheung Kong Holdings                                     2,505,000       19,116

Li & Fung                                                7,922,000       12,224

Sun Hung Kai Properties                                  2,490,000       21,191

Total Hong Kong (Cost $48,463)                                           52,531


INDIA   0.9%

Common Stocks   0.9%

Infosys Technologies                                       123,000       14,221

Oil & Natural Gas *                                        351,800        6,645

Oil & Natural Gas (Regulation S shares) *                  226,300        4,275

Zee Telefilms                                            7,768,300       22,098

Total India (Cost $42,714)                                               47,239


ISRAEL   0.2%

Common Stocks   0.2%

Check Point Software Technologies (USD) *                  429,360       10,060

Total Israel (Cost $7,975)                                               10,060


ITALY   4.7%

Common Stocks   4.7%

Alleanza Assicurazioni                                   2,583,330       28,449

Banca Intesa                                             3,173,880       10,445

Banco Popolare di Verona e Novara                          665,700       11,047

ENI                                                      3,307,638       66,987

Mediaset                                                   985,137       10,747

Mediolanum                                               1,326,725        8,551

Telecom Italia *                                         1,172,249        3,740

Telecom Italia Mobile *                                  5,662,492       32,170

Telecom Italia-RNC *                                     9,251,511       21,478

UniCredito Italiano                                     10,369,888       48,191

Total Italy (Cost $134,563)                                             241,805


JAPAN   20.9%

Common Stocks   20.9%

Canon                                                    1,236,000       64,382

Credit Saison                                              371,900       10,773

Dai Nippon Printing                                      1,492,000       22,499

Daito Trust Construction                                   469,100       15,815

Daiwa Securities                                         3,647,000       27,138

Denso                                                      708,400       14,830

Fanuc                                                      530,800       32,266

Fujisawa Pharmaceutical                                    777,200       17,971

Funai Electric                                             178,900       26,451

Honda                                                      435,700       17,367

Hoya                                                       221,100       23,786

KDDI                                                         6,010       35,852

Keyence                                                     80,200       19,143

Kirin Brewery                                            1,404,000       13,891

Kyocera                                                    281,500       23,022

Marui                                                    1,189,100       18,528

Mitsubishi                                               4,357,000       41,338

Mitsubishi Estate                                        1,546,000       18,127

Mitsui Fudosan                                           4,421,000       48,327

Mitsui Trust Holdings                                    2,566,000       18,013

NEC                                                      4,202,000       32,663

Nissan Motor                                             2,978,400       32,950

Nomura Holdings                                          4,006,000       64,448

NTT DoCoMo                                                   7,641       15,042

Oji Paper                                                2,071,000       12,866

Orix                                                       118,400       12,438

Rohm                                                       222,200       27,497

Secom                                                    1,231,500       52,378

Seven-Eleven Japan                                       1,189,000       40,110

Shin-Etsu Chemical                                         840,500       33,668

SMC                                                        123,100       13,971

Sumitomo Metal Industries                               13,801,000       16,574

Sumitomo Mitsui Financial                                    5,946       44,627

Suzuki Motor                                             1,194,000       18,761

Teijin                                                   3,589,000       10,749

Toyota Motor                                               804,000       28,941

UFJ Holdings                                                 5,579       34,170

Uniden                                                     774,000       13,555

Vodafone Holdings K.K.                                      12,053       28,263

Yamanouchi Pharmaceutical                                  847,100       28,105

Yamato Transport                                           899,000       13,596

Total Japan (Cost $930,407)                                           1,084,891


KAZAKHSTAN   0.3%

Common Stocks   0.3%

PetroKazakhstan (USD)                                      479,700       12,861

Total Kazakhstan (Cost $13,199)                                          12,861


MALAYSIA   0.2%

Common Stocks   0.2%

Astro All Asia *                                         4,295,000        5,878

Astro All Asia (Regulation S shares) *                   3,619,000        4,952


Total Malaysia (Cost $9,002)                                             10,830


MEXICO   1.4%

Common Stocks   1.4%

America Movil ADR (USD)                                    636,500       21,514

Femsa UBD Units                                          2,124,950        9,230

Grupo Modelo, Series C                                     766,000        1,915

Grupo Televisa ADR (USD)                                   378,700       16,507

Wal-Mart de Mexico                                       8,781,872       25,573

Total Mexico (Cost $54,107)                                              74,739

NETHERLANDS   4.6%

Common Stocks   4.6%

Akzo Nobel                                                  66,178        2,399

ASML *                                                   1,513,730       23,743

Fortis (Unified shares)                                    442,437        9,633

ING Groep GDS                                            2,199,290       46,702

Koninklijke Numico *                                       970,718       26,783

Philips Electronics GDS                                  1,582,970       42,691

Reed Elsevier                                              556,290        7,784

Royal Dutch Petroleum                                      307,426       14,884

Royal KPN                                                3,197,700       22,964

Royal KPN, 144A                                            886,400        6,365

STMicroelectronics *                                       675,884       14,719

VNU                                                        249,887        6,951

Wolters Kluwer GDS                                         795,434       13,385

Total Netherlands (Cost $150,519)                                       239,003


NORWAY   0.2%

Common Stocks   0.2%

Orkla, Series A                                            487,994       11,793

Total Norway (Cost $3,382)                                               11,793


RUSSIA   0.9%

Common Stocks   0.9%

Lukoil ADR (USD)                                            47,600        5,141

Lukoil ADR, 144A (USD)                                     147,260       15,904

Norilsk Nickel ADR (USD)                                   153,100        9,129

YUKOS ADR (USD)                                            401,724       17,977

Total Russia (Cost $40,819)                                              48,151


SINGAPORE   0.9%

Common Stocks   0.9%

MobileOne Limited                                       12,239,000       10,574

United Overseas Bank                                     4,711,592       37,771

Total Singapore (Cost $38,175)                                           48,345

SOUTH KOREA   2.4%

Common Stocks   2.4%

Kookmin Bank *                                             534,200       19,793

POSCO ADR (USD)                                            401,238       12,338

Samsung Electronics                                        145,537       68,542

South Korea Telecom                                        135,600       23,023

Total South Korea (Cost $69,309)                                        123,696


SPAIN   4.0%

Common Stocks   4.0%

Banco Bilbao Vizcaya Argentaria                          3,752,997       49,177

Banco Santander Central Hispano                          3,244,759       34,592

Endesa                                                   1,067,783       19,492

Gas Natural                                                871,600       21,295

Inditex                                                  1,019,900       22,076

Repsol                                                     553,681       11,604

Telefonica                                               2,451,217       36,203

Telefonica ADR (USD) *                                     332,001       14,651

Total Spain (Cost $150,598)                                             209,090


SWEDEN   3.0%

Common Stocks   3.0%

Electrolux, Series B                                       710,275       14,006

Electrolux, Rights *                                       710,275          228

Hennes & Mauritz, Series B                               1,275,170       31,165

LM Ericsson, Series B *                                  5,162,061       13,765

Sandvik                                                    176,870        5,734

Securitas, Series B                                      4,431,936       63,519

Tele2 AB, Series B *                                       590,900       26,847

Total Sweden (Cost $131,094)                                            155,264


SWITZERLAND   6.5%

Common Stocks   6.5%

Adecco *                                                 1,293,237       56,788

Credit Suisse Group                                      1,533,640       53,785

Nestle                                                     430,539      108,574

Roche Holding (Participation certificates)                 285,490       29,819

UBS                                                      1,211,290       85,568

Total Switzerland (Cost $171,286)                                       334,534


TAIWAN   0.9%

Common Stocks   0.9%

China Trust Finance Holdings                             9,227,370        9,870

Taiwan Semiconductor Manufacturing                      20,698,408       35,534

Total Taiwan (Cost $45,339)                                              45,404


TURKEY   0.2%

Common Stocks   0.2%

Turkcell Iletisim Hizmetleri ADR (USD) *                   299,840        8,530

Total Turkey (Cost $4,757)                                                8,530


UNITED KINGDOM   23.5%

Common Stocks   23.5%

Abbey National                                           1,004,923        8,068

AstraZeneca                                              1,258,325       58,703

Autonomy *                                                 615,263        2,713

British Sky Broadcast                                    1,341,601       15,812

Cadbury Schweppes                                        1,947,101       15,459

Capita                                                   1,163,200        6,385

Carnival                                                   231,240       10,344

Celltech *                                               1,499,730       11,084

Centrica                                                 4,952,668       19,129

Compass                                                 12,533,680       78,673

David S. Smith                                           1,911,072        5,832

Diageo                                                   2,500,736       33,470

Electrocomponents                                        3,011,880       18,975

GlaxoSmithKline                                          8,149,875      168,192

Hays                                                     8,156,980       16,996

Hilton Group                                             1,723,470        7,574

Kesa Electricals                                         1,711,460        8,488

Kingfisher                                              13,786,340       68,967

MFI Furniture Group *                                    5,962,200       16,518

Reed Elsevier (Ordinary shares)                          5,758,379       53,452

Rio Tinto (Ordinary shares)                              2,067,303       45,163

Royal Bank of Scotland Group                             4,622,538      138,358

Shell Transport & Trading                               11,798,354       81,137

Standard Chartered                                         922,700       14,087

Tesco                                                   10,571,302       46,551

Tomkins                                                  4,871,674       23,380

Unilever (Ordinary shares)                               3,752,667       35,278

United Business Media                                      819,709        6,675

Vodafone Group                                          57,552,956      139,105

William Morrison Supermarkets                            3,622,900       15,373

WPP Group                                                4,966,591       48,747

Total United Kingdom (Cost $1,024,298)                                1,218,688


SHORT-TERM INVESTMENTS   1.3%

Money Market Funds   1.3%

T. Rowe Price Reserve Investment Fund, 1.09% #          66,682,990       66,683

Total Short-Term Investments (Cost $66,683)                              66,683


SECURITIES LENDING COLLATERAL   27.5%

Money Market Pooled Account   27.5%

Investment in money market pooled account managed
by JP Morgan Chase Bank, London, 1.05% #             1,422,584,998    1,422,585

Total Securities Lending Collateral (Cost $1,422,585)                 1,422,585


Total Investments in Securities

126.5% of Net Assets (Cost $5,242,624)                               $6,556,375

  (ss.) Denominated in currency of country of incorporation unless otherwise noted

     ++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

      #  Seven-day yield

      *  Non-income producing

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $22,269 and represents 0.4% of net assets

    ADR  American Depository Receipts

    GDS  Global Depository Shares

    USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $5,242,624)           $   6,556,375

Other assets                                                           99,588

Total assets                                                        6,655,963

Liabilities

Obligation to return securities lending collateral                  1,422,585

Other liabilities                                                      50,939

Total liabilities                                                   1,473,524

NET ASSETS                                                      $   5,182,439
                                                                -------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $      25,740

Undistributed net realized gain (loss)                             (1,360,092)

Net unrealized gain (loss)                                          1,313,473

Paid-in-capital applicable to 451,644,213 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                  5,203,318

NET ASSETS                                                      $   5,182,439
                                                                -------------

NET ASSET VALUE PER SHARE

Investor Class
($5,155,507,939/449,288,796 shares outstanding)                 $       11.47
                                                                -------------

Advisor Class
($26,062,319/2,279,213 shares outstanding)                      $       11.43
                                                                -------------

R Class
($868,962/76,204 shares outstanding)                            $       11.40
                                                                -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                      6 Months
                                                                         Ended
                                                                       4/30/04
Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $6,201)                          $  47,952

  Securities lending                                                     1,830

  Interest (net of foreign taxes of $2)                                    460

  Other                                                                      3

  Total income                                                          50,245

Expenses

  Investment management                                                 17,354

  Shareholder servicing

    Investor Class                                                       5,312

    Advisor Class                                                           16

    R Class                                                                  1

  Custody and accounting                                                   911

  Prospectus and shareholder reports

    Investor Class                                                         146

    Advisor Class                                                            2

    R Class                                                                  1

  Registration                                                              80

  Rule 12-b1 fees

    Advisor Class                                                           30

    R Class                                                                  3

  Legal and audit                                                           32

  Directors                                                                  8

  Miscellaneous                                                             13

  Reductions/repayments pursuant to expense limitation

    Expenses (reimbursed by) repaid to manager                              (1)

  Total expenses                                                        23,908

Net investment income (loss)                                            26,337

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                      6 Months
                                                                         Ended
                                                                       4/30/04
Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                         $ 173,213

  Foreign currency transactions                                            566

  Net realized gain (loss)                                             173,779

Change in net unrealized gain (loss)

  Securities                                                           243,832

  Other assets and liabilities
  denominated in foreign currencies                                        (54)

  Change in net unrealized gain (loss)                                 243,778

Net realized and unrealized gain (loss)                                417,557

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $ 443,894
                                                                     ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                       6 Months          Year
                                                          Ended         Ended
                                                        4/30/04      10/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $   26,337   $    63,009

  Net realized gain (loss)                              173,779      (240,472)

  Change in net unrealized gain (loss)                  243,778     1,092,415

  Increase (decrease) in net assets from operations     443,894       914,952

Distributions to shareholders

  Net investment income

    Investor Class                                      (58,474)      (55,417)

    Advisor Class                                          (228)         (166)

    R Class                                                  (6)           (2)

  Net realized gain

    Investor Class                                      (13,494)            -

    Advisor Class                                           (57)            -

    R Class                                                  (2)            -

  Decrease in net assets from distributions             (72,261)      (55,585)

Capital share transactions *

  Shares sold

    Investor Class                                      635,977     2,037,801

    Advisor Class                                        10,705        35,634

    R Class                                               5,406           662

  Distributions reinvested

    Investor Class                                       62,940        52,084

    Advisor Class                                           246           155

    R Class                                                   7             1

  Shares redeemed

    Investor Class                                     (788,189)   (2,845,225)

    Advisor Class                                        (4,572)      (30,696)

    R Class                                              (4,642)         (592)

  Increase (decrease) in net assets from
  capital share transactions                            (82,122)     (750,176)

Net Assets

Increase (decrease) during period                       289,511       109,191

Beginning of period                                   4,892,928     4,783,737

End of period                                        $5,182,439   $ 4,892,928
                                                     ----------   -----------

(Including undistributed net investment income of $25,740 at 4/30/04 and $58,111 at 10/31/03)

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                       6 Months          Year
                                                          Ended         Ended
                                                        4/30/04      10/31/03
*Share information

  Shares sold

    Investor Class                                       55,386       222,612

    Advisor Class                                           927         3,963

    R Class                                                 456            64

  Distributions reinvested

    Investor Class                                        5,732         5,966

    Advisor Class                                            22            18

    R Class                                                   1             -

  Shares redeemed

    Investor Class                                      (68,907)     (309,356)

    Advisor Class                                          (393)       (3,411)

    R Class                                                (401)          (56)

  Increase (decrease) in shares outstanding              (7,177)      (80,200)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. The fund has three classes of shares: the International Stock Fund original share class, referred to in this report as the Investor Class, offered since May 9, 1980, International Stock Fund--Advisor Class (Advisor Class), offered since March 31, 2000, and International Stock Fund--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the
T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $1,338,554,000; aggregate collateral consisted of $1,422,585,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $816,891,000 and $894,436,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $1,530,679,000 of unused capital loss carryforwards, of which $649,972,000 expire in fiscal 2009, $629,874,000 expire in fiscal 2010, and $250,833,000 expire in fiscal 2011.

At April 30, 2004, the cost of investments for federal income tax purposes was $5,242,624,000. Net unrealized gain aggregated $1,313,473,000 at period-end, of which $1,521,303,000 related to appreciated investments and $207,830,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At April 30, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,934,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. Pursuant to this agreement, at April 30, 2004, expenses previously reimbursed by the manager remain subject to repayment in the following amounts: $1,000 through

February 28, 2006 and $1,000 through February 29, 2008 for the R class. For the six months ended April 30, 2004, the advisor class operated below its expense limitation.

                                    Advisor Class               R Class
--------------------------------------------------------------------------------
Expense Limitation                          1.15%                 1.40%
Limitation Date                           2/28/06               2/28/06
Repayment Date                            2/29/08               2/29/08


In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. Expenses incurred pursuant to these service agreements totaled $3,420,000 for the six months ended April 30, 2004, of which $716,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended April 30, 2004, the fund was charged $45,000 for shareholder servicing costs related to the college savings plans, of which $30,000 was for services provided by Price and $11,000 was payable at period-end. At April 30, 2004, approximately 0.6% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. For the six months ended April 30, 2004, the advisor class operated below its expense limitation.

Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended April 30, 2004, the fund was allocated $137,000 of Spectrum Funds' expenses and $194,000 of Retirement Funds' expenses. Of these amounts, $460,000 related to services provided by Price and $112,000 was payable at period-end. At April 30, 2004, approximately 7.8% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 1.5% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $260,000.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price International Stock Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004